Pension And Postretirement Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended							12 Months Ended
	Sep. 09, 2013	Oct. 31, 2013	Aug. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014	Dec. 30, 2013	Dec. 31, 2015 Tax Year 2014 [Member]	Dec. 31, 2016 Tax Year 2015 [Member]	Dec. 31, 2017 Tax Year 2016 [Member]	Dec. 31, 2012 Ratified Agreement [Member] Workforce Subject to Collective Bargaining Arrangements [Member]	Dec. 31, 2014 Discount Assumption Rate Change [Member]	Dec. 31, 2014 Pension Benefit [Member]	Dec. 31, 2013 Pension Benefit [Member]	Dec. 31, 2012 Pension Benefit [Member]	Dec. 31, 2011 Pension Benefit [Member]	Dec. 31, 2013 Pension Benefit [Member] Discount Assumption Rate Change [Member]	Dec. 31, 2012 Pension Benefit [Member] Discount Assumption Rate Change [Member]	Dec. 31, 2013 Pension Benefit [Member] Mortality Assumption Rate Change [Member]	Dec. 31, 2014 Postretirement Benefit [Member]	Dec. 31, 2013 Postretirement Benefit [Member]	Dec. 31, 2012 Postretirement Benefit [Member]	Dec. 31, 2011 Postretirement Benefit [Member]	Dec. 31, 2013 Postretirement Benefit [Member] Discount Assumption Rate Change [Member]	Dec. 31, 2012 Postretirement Benefit [Member] Discount Assumption Rate Change [Member]	Dec. 31, 2013 Postretirement Benefit [Member] Mortality Assumption Rate Change [Member]	Dec. 31, 2014 Supplemental Retirement Plans [Member]	Dec. 31, 2013 Supplemental Retirement Plans [Member]	Dec. 31, 2012 Supplemental Retirement Plans [Member]	Dec. 31, 2011 Supplemental Retirement Plans [Member]	Dec. 31, 2014 Administrative Expense [Member]	Dec. 31, 2013 Administrative Expense [Member]	Dec. 31, 2014 Dental Claims [Member]	Dec. 31, 2013 Dental Claims [Member]	Dec. 31, 2014 Health Care Plan Provisions [Member]	Dec. 31, 2013 Health Care Plan Provisions [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of collectively bargained employees under agreements ratified during period														90,000
Labor agreement ratifications in current year - annual pension band increase														1.00%
Accumulated benefit obligation for pension plans																	$ 55,077	$ 57,010
Prior service credits for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year																(94)							(1,448)							(1)
Prior service credits, net of tax, for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year																(58)							(898)
Combined net pension and postretirement cost						(7,390)	10,257	7,288									(4,669)	5,687	4,937					(2,721)	4,570	2,351					4	356	223
Discount rate for determining projected benefit obligation						5.00%	4.30%	5.30%
Increase (decrease) in discount rate over prior year						0.70%	(1.00%)
Increase (decrease) in plan benefit obligations due to change in assumed rates															262					(4,533)	7,030	1,986					(3,161)	4,546	679
Long-term rate of return on plan assets					7.75%	7.75%	8.25%	8.25%
Percentage decrease in the actual long-term rate of return used to report the impact of change on future combined net pension and postretirement cost					0.50%
Composite rate of compensation increase for determining projected benefit obligation					3.00%	3.00%	3.00%	4.00%
Composite rate of compensation increase for determining net pension cost (benefit)						3.00%	4.00%	4.00%
Estimated annual growth rate for health care cost																																		2.50%	2.50%	3.00%	3.00%	5.00%
Estimated annual health care cost trend rate for prior and current year																																						5.00%	5.00%
AT&T securities held by pension plans (ownership percentage) below stated percentage						0.50%
Debt financed shares held By Employee Stock Ownership Plans						0
Deferred compensation expense						122	118	96
Deferred compensation liability included in other noncurrent liabilities						1,118	1,061
Benefit cost of the contributory savings plans						654	634	636
AT&T securities held by postretirement plans (in VEBA Trust) (ownership percentage) below stated percentage						0.50%
Estimated Future Pension Contribution											175
Estimated Future Pension Contribution Description						The trust is entitled to receive cumulative cash distributions of $560 per annum, which will be distributed quarterly in equal amounts and will be accounted for as contributions.
Estimated future pension contribution after next fiscal year												175	175
Annualized cash contributions to be received by the trust/pension					560
Required contribution to our pension plans in 2013	175
Net assets available for benefits																	56,447	45,060
Preferred equity interest in Mobility	9,104																9,209	0
Approximate lump sum value of early retirement offer									2,700								7,376							2,265
Special termination benefits						$ 250											$ 255	$ 12						$ 1	$ 5
Period in which lump sum offer was presented to retirement-eligible employees to receive a one-time opportunity to elect a full lump sum payment of their accrued pension		Oct. 31, 2013
Date at which retirees must have retired to receive lump sum payment										Dec. 30, 2013
Lump Sum offer discount rate determination period			Aug. 31, 2012
Period in which medicare-eligible retirees received communication of amendment of health coverage benefits		Oct. 31, 2013
Year entity will provide access to retiree health insurance coverage that supplements government-sponsered Medicare through private insurance marketplace				2015
Year entity transferred funding of the payment of postretirement death benefits not already in the VEBA trust from the pension trust to the postretirement VEBA trust							2012
Defined Benefit Measurement Date						December 31
Year on and after which entity does not expect to receive any direct Medicare Part D subsidies				2015
Date Department of Labor published a proposed exemption that authorized retroactive approval of the voluntary pension contribution	Sep. 09, 2013